ACQUISITION OF TSB - Summary of detailed information about business combination (Details) - TSB £ in Millions	Apr. 30, 2026 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash and balances at central banks	£ 3,803
Goodwill arising on acquisition	669
Book value at 30 April 2026
Disclosure of detailed information about business combination [line items]
Cash and balances at central banks	4,553
Derivative financial instruments	1,593
Loans and advances to banks	193
Loans and advances to customers	36,140
Other financial assets at amortised cost	1,867
Macro hedge of interest rate risk	(116)
Financial assets at fair value through other comprehensive income	447
Intangible assets	123
Property, plant and equipment	198
Deferred tax assets	18
Other assets	121
Total assets	45,137
Deposits by banks	595
Deposits by customers	35,041
Derivative financial instruments	530
Debt securities in issue	4,831
Macro hedge of interest rate risk	(82)
Other liabilities	1,544
Provisions	19
Deferred tax liabilities	0
Subordinated liabilities	298
Total liabilities	42,776
Fair value of net assets acquired	2,361
Goodwill arising on acquisition	0
Non-equity securities purchased	0
Total consideration Paid/Transferred	2,361
FV Adjustments
Disclosure of detailed information about business combination [line items]
Cash and balances at central banks	0
Derivative financial instruments	0
Loans and advances to banks	0
Loans and advances to customers	(157)
Other financial assets at amortised cost	(46)
Macro hedge of interest rate risk	116
Financial assets at fair value through other comprehensive income	0
Intangible assets	246
Property, plant and equipment	(53)
Deferred tax assets	(18)
Other assets	0
Total assets	88
Deposits by banks	0
Deposits by customers	(68)
Derivative financial instruments	0
Debt securities in issue	10
Macro hedge of interest rate risk	82
Other liabilities	(38)
Provisions	(5)
Deferred tax liabilities	17
Subordinated liabilities	1
Total liabilities	(1)
Fair value of net assets acquired	89
Goodwill arising on acquisition	0
Non-equity securities purchased	0
Total consideration Paid/Transferred	89
Fair Value at 30 April 2026
Disclosure of detailed information about business combination [line items]
Cash and balances at central banks	4,553
Derivative financial instruments	1,593
Loans and advances to banks	193
Loans and advances to customers	35,983
Other financial assets at amortised cost	1,821
Macro hedge of interest rate risk	0
Financial assets at fair value through other comprehensive income	447
Intangible assets	369
Property, plant and equipment	145
Deferred tax assets	0
Other assets	121
Total assets	45,225
Deposits by banks	595
Deposits by customers	34,973
Derivative financial instruments	530
Debt securities in issue	4,841
Macro hedge of interest rate risk	0
Other liabilities	1,506
Provisions	14
Deferred tax liabilities	17
Subordinated liabilities	299
Total liabilities	42,775
Fair value of net assets acquired	2,450
Goodwill arising on acquisition	669
Non-equity securities purchased	962
Total consideration Paid/Transferred	£ 4,081